Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000005541 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000005541 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005541 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005541 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005541 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005541 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000005541 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000005541 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000005541 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005541 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005541 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005541 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005541 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005541 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005541 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005541 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193180 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000193180 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000193180 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193180 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193180 | Missouri
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193180 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000193180 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000193180 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193180 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193180 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000193180 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000193180 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193180 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193180 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000193180 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193180 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	3.50%